Basis of Presentation and General Information (Details) - Common shares	9 Months Ended	10 Months Ended
	Oct. 15, 2018 shares	Oct. 20, 2016 shares	Oct. 14, 2018 shares	Oct. 19, 2016 shares
Earnings per share [line items]
Reverse stock split, Conversion ratio	10	4
Number of shares outstanding	3,206,495	2,627,674	32,065,077	10,510,741